Taxes - Tax expense/income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Current tax expense, on profit/loss current year	kr (609)	kr (607)	kr (519)
Current tax expense/income, on profit prior periods	(20)	(11)	3
Current tax expense	(629)	(618)	(516)
Deferred tax expense/income	(1,133)	(116)	(494)
Total income tax (expense) credit	kr (1,762)	kr (734)	kr (1,010)